SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT

21.	SHARE-BASED PAYMENT

Share options

On July 14, 2022, the Board of Directors of the Company approved to grant option awards for an aggregate of 8,100,000 common shares, without par value, of the Company (the “share options”) to certain individuals under the China Natural Resources, Inc. 2014 Equity Compensation Plan for certain strategic consultant services. The share options vested immediately upon grant and are exercisable up to three years from July 19, 2022. The exercise price for the options is $0.623 per share.

The fair value of the share options is estimated at the grant date using a binomial option pricing model, taking into account the terms and conditions on which the share options were granted. The Group accounts for share options 2022 as an equity-settled share-based payment and recognize administrative expenses associated with the consultant service reward with a corresponding increase in equity.

Share-based payment

On June 26, 2023, the Board of Directors of the Company approved to grant share-based payment of 180,000 common shares for consultant’s service between June 26 to December 25, 2023. As the Group cannot measure reliably the fair value of the service received, it is based on the fair value of the common shares granted measured over the period the services is received. The Group recognized administrative expenses associated with the consultant service reward with a corresponding increase in equity using the average fair value of the common shares over the service period. The 180.000 common shares were vested and issued in 2023.

The issuance of warrants to the placement agent

As mentioned in Note 19, in addition to fees and offering expenses paid in cash to the placement agent, the Group issued to the placement agent warrants to purchase an aggregate of up to five percent (5%) of the aggregate number of Shares sold in the Registered Offering (the “Placement Agent Warrants”). The Placement Agent Warrants shall generally be on the same terms and conditions as the Investors Warrants except that they will be exercisable at a price of $2.20 per share. The issuance of the agent warrants is an equity-settled share-based payment for professional services received from the placement agent. The Company recognized other capital reserves in an amount of CNY483 (US$67*), which represented the fair value of agent warrants as of issuance date. The fair value of services recorded is not used since it cannot be reliably estimated. The amount was allocated to the issuance of the common shares and investor warrants according to their relative fair values at the date of issuance and CNY359 (US$50*) and CNY124 (US$17*) were charged to share capital and administrative expenses, respectively.

The fair value of the agent warrants is estimated at the issue date using a binomial lattice pricing model using significant observable inputs including underlying spot price of the Company's ordinary shares, exercise price, time to expiration, risk-free rate and equity volatility, etc.

*As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the transaction date, February 21, 2024.

(a)	Expense arising from share-based payment transactions

The expense recognized during the year for above share-based payments is shown in the following table:

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Issuance expense related to agent warrants	—	—	—	—
Consultants share option expense (Note 5)	16,152	—	—	—
Consultants share-based payment expense (Note 5)	—	3,074	483	66

Total	16,152	3,074	483	66

(b)	Movements during the year

The following table illustrates the number of, and movements in, agent warrants during the year:

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2022	396,000	2.35
Outstanding as of December 31, 2022	396,000	0.623	*
Effect of Five-to-One Share Combination (Note 19)	(316,800)	—
Outstanding as of December 31, 2023	79,200	3.115	**
Expired	(79,200)	—
Issued during the year	74,394	2.20
Outstanding as of December 31, 2024	74,394	—

The remaining contractual life for the agent warrants as of December 31, 2024 and 2023, were 2.63 years and 0.06 years, respectively.

*	The exercise price was revised to $0.623 per share in July, 2022.

**	The exercise price was revised to $3.115 per share in March, 2023.

The following table illustrates the number of, and movements in share options during the year:

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2022*	8,100,000	0.623
Granted during the year	—	—
Effect of Five-to-One Share Combination (Note 19)	(6,480,000)	—
Outstanding as of December 31, 2023	1,620,000	3.115
Granted during the year	—	—
Outstanding as of December 31, 2024	1,620,000	3.115

*	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 19 for further details.

The remaining contractual life for the share option as of December 31, 2024 and 2023, were 0.53 years and 1.53 years, respectively.

(c)	Inputs to the models

The following tables list the inputs to the models used for agent warrants and share options for the years ended December 31, 2022 and 2024, respectively:

	Share options	Agent warrants
	2022	2024

Fair value at the measurement date (US$)	2,400	24,451
Fair value at the measurement date (CNY)	16,209	178,443
Expected volatility (%)	93.50	121.79
Risk-free interest rate (%)	3.16	4.17
Expected life (years)	3	2.63
Share price (US$)	0.623	0.680

The expected life of share options and agent warrants is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.